Note 40 - Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
	As of December 31,
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Investment in a rent-a-captive company	$-	$-	$1,000	$1,000	$-	$-	$1,000	$1,000
Investment in SAFE	-	-	4,000,000	4,000,000	-	-	-	-
Convertible loan	-	-	500,000	500,000	-	-	-	-
	$-	$-	$4,501,000	$4,501,000	$-	$-	$1,000	$1,000

Liabilities
Financial liabilities at FVTPL
Stock warrant liabilities	$241,006	$-	$-	$241,006	$910,263	$-	$19,172,009	$20,082,272

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
	Fair value at December 31, 2025	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Convertible loan	$500,000	Market approach	Not applicable	Not applicable	Not applicable

Investment in SAFE	$4,000,000	Probability-weighted expected return method	Risk free rate	3.50%	The higher the risk free rate, the lower the fair value
			Credit yield	6.60%	The higher the credit yield rate, the lower the fair value
	Fair value at December 31, 2024	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Stock warrant liabilities	$19,172,009	Black-Scholes Model	Risk free rate - series A	4.37%	The higher the risk free rate, the higher the fair value
			Risk free rate - series B	4.40%	The higher the risk free rate, the higher the fair value
			Price volatility - series A	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Price volatility - series B	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value